INCOME TAXES - Unrecognized Tax Benefits - 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 62.0	$ 74.5
Increase based on tax positions taken in a prior year	5.6	12.6
Decrease based on tax positions taken in a prior year	(5.8)	(22.8)
Increase based on tax positions taken in the current year	8.5	8.0
Decrease resulting from the lapse of statutes of limitations	(5.3)	(10.3)
Ending balance	$ 65.0	$ 62.0